Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Balance at beginning	$ 501	$ 382
Additions	400	382
Depreciation charges	(277)	(227)
Foreign currency exchange difference	27	(36)
Balance at Ending	$ 651	$ 501